Business Segments and Related Information - Entity-Wide Disclosures by Geographic Area (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Entity-Wide Disclosures by Geographic Area [Domain Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues	[1]	€ 26,447	€ 30,014	€ 33,525
Entity-Wide Disclosures by Geographic Area [Domain Member] | Consolidation & Adjustments [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		(488)	(471)	179
Germany [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues	[2]	9,737	10,604	10,299
Germany [Member] | Corporate & Investment Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		1,503	1,924	1,942
Germany [Member] | Private & Commercial Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		7,225	7,571	7,289
Germany [Member] | Deutsche Asset Management [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		1,009	888	963
Germany [Member] | Non-Core Operations Unit [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		0	221	105
UK [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		4,284	4,895	6,061
UK [Member] | Corporate & Investment Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		3,817	4,298	5,309
UK [Member] | Private & Commercial Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		34	83	77
UK [Member] | Deutsche Asset Management [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		434	836	748
UK [Member] | Non-Core Operations Unit [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		0	(322)	(73)
Rest of Europe, Middle East and Africa [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		3,770	4,425	4,169
Rest of Europe, Middle East and Africa [Member] | Corporate & Investment Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		1,268	1,544	1,647
Rest of Europe, Middle East and Africa [Member] | Private & Commercial Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		2,037	2,360	2,111
Rest of Europe, Middle East and Africa [Member] | Deutsche Asset Management [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		465	497	402
Rest of Europe, Middle East and Africa [Member] | Non-Core Operations Unit [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		0	23	9
Americas [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		5,881	6,826	8,381
Americas [Member] | Corporate & Investment Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		4,999	5,928	6,209
Americas [Member] | Private & Commercial Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		390	625	691
Americas [Member] | Deutsche Asset Management [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		492	578	727
Americas [Member] | Non-Core Operations Unit [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		0	(305)	754
Asia/Pacific [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		3,263	3,735	4,436
Asia/Pacific [Member] | Corporate & Investment Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		2,639	3,068	3,792
Asia/Pacific [Member] | Private & Commercial Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		491	451	469
Asia/Pacific [Member] | Deutsche Asset Management [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		133	216	176
Asia/Pacific [Member] | Non-Core Operations Unit [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		€ 0	€ 1	€ 0

[1]	Consolidated net revenues comprise interest and similar income, interest expenses and total noninterest income (including net commission and fee income). Revenues are attributed to countries based on the location in which the Groups booking office is located. The location of a transaction on the Groups books is sometimes different from the location of the headquarters or other offices of a customer and different from the location of the Groups personnel who entered into or facilitated the transaction. Where the Group records a transaction involving its staff and customers and other third parties in different locations frequently depends on other considerations, such as the nature of the transaction, regulatory considerations and transaction processing considerations
[2]	All Postbank operations are disclosed as German operations subject to further systems integration